Revenue Recognition - Schedule of Revenues by Services Categories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from sales of devices to support AI data collection and analysis [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues	$ 3,944,788	$ 2,789,575
% of revenues	65.00%	82.00%
Revenue from sales of robots [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues	$ 1,920,000
% of revenues	31.00%
Total revenues from continuing operations [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues	$ 5,864,788	$ 2,789,575
% of revenues	96.00%	82.00%
Total revenues from discontinued operations [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues	$ 221,735	$ 627,443
% of revenues	4.00%	18.00%
Service [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues	$ 6,086,523	$ 3,417,018
% of revenues	100.00%	100.00%